Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2026 and December 31, 2025:

	June 30, 2026		December 31, 2025
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$500,000	$5,660	$500,000	$3,471
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$3,194,000	$26,680	$1,705,000	$8,776
Total derivative assets		$32,340		$12,247

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	June 30, 2026		December 31, 2025
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as cash flow hedges:
Interest rate contracts	$200,000	$608	$200,000	$3,327
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$2,280,000	$13,238	$4,905,000	$69,400
Total derivative liabilities		$13,846		$72,727

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$34,597	$(34,327)	$71,727	$(104,085)
Derivative premium and amortization	798	1,974	1,602	4,357
Income tax effect	(4,881)	4,409	(10,165)	13,521
Net gain (loss) on derivatives, net of tax	$30,514	$(27,944)	$63,164	$(86,207)

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effects of gains or losses related to derivatives recorded in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Derivatives not designated as accounting hedges:
Interest rate contracts	$2,387	$(10,521)	$4,908	$(15,257)
Derivatives designated as accounting hedges:
Reclassification of amounts previously recorded within AOCI to interest expense	(2,446)	12,503	(2,321)	25,323
Net (loss) gain recognized in interest expense	$(59)	$1,982	$2,587	$10,066